Schedule of Consolidation of Subsidiaries (Details)	Dec. 31, 2022
Shoal Media Canada Inc [Member]
Ownership percentage	100.00%
Kidoz Ltd [Member]
Ownership percentage	100.00%
Prado Media Ltd [Member]
Ownership percentage	100.00%
Rooplay Media Kenya Limited [Member]
Ownership percentage	100.00%
Shoal Media Inc [Member]
Ownership percentage	100.00%
Shoal Games UKP LC [Member]
Ownership percentage	99.00%
Shoal Media UK Ltd [Member]
Ownership percentage	100.00%